UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

The North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

September 30, 2013

1.807740.109

NCC-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper (c) - 49.9%
	Yield (a)	Principal Amount	Value
Bank of Nova Scotia
10/18/13 to 1/14/14	0.19 to 0.25%	$ 111,500,000	$ 111,453,253
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/8/13 to 10/31/13	0.26 to 0.27	30,000,000	29,993,948
Barclays U.S. Funding Corp.
10/2/13	0.23	32,000,000	31,999,796
BNP Paribas Finance, Inc.
12/2/13 to 12/6/13	0.22 to 0.24	26,000,000	25,989,383
Commonwealth Bank of Australia
10/8/13 to 3/28/14	0.18 to 0.29 (b)	43,000,000	43,006,917
Credit Agricole North America
11/1/13	0.19	28,000,000	27,995,419
Credit Suisse
4/1/14 to 4/7/14	0.28	16,000,000	15,977,118
DNB Bank ASA
1/13/14 to 1/21/14	0.22	22,000,000	21,985,639
General Electric Capital Corp.
11/12/13 to 12/16/13	0.22 to 0.23	130,000,000	129,949,428
ING U.S. Funding LLC (ING Bank NV Guaranteed)
11/14/13	0.20	42,000,000	41,989,733
JPMorgan Chase & Co.
11/26/13 to 12/24/13	0.28 to 0.30 (b)	161,000,000	160,995,333
Natexis Banques Populaires U.S. Finance Co. LLC
10/1/13 to 11/1/13	0.14 to 0.21	140,000,000	139,992,767
Nationwide Building Society
11/12/13 to 1/3/14	0.21 to 0.23	30,000,000	29,989,764
Oversea-Chinese Banking Corp. Ltd.
11/12/13 to 1/9/14	0.19 to 0.23	105,000,000	104,965,062
Skandinaviska Enskilda Banken AB
10/24/13 to 12/18/13	0.20 to 0.26	102,800,000	102,774,492
Sumitomo Mitsui Banking Corp.
10/18/13	0.22	150,000,000	149,984,417
Sumitomo Trust & Banking Co. Ltd.
11/7/13 to 11/18/13	0.21	150,000,000	149,961,208
Svenska Handelsbanken, Inc.
10/4/13 to 3/12/14	0.23	105,000,000	104,948,321
Swedbank AB
2/12/14	0.24	22,000,000	21,980,347
Toronto Dominion Holdings (U.S.A.)
12/17/13 to 2/18/14	0.17 to 0.25	21,000,000	20,986,887
Toyota Motor Credit Corp.
12/31/13 to 1/29/14	0.17 to 0.23	55,000,000	54,959,518
UBS Finance, Inc.
10/16/13	0.33	25,000,000	24,996,563

	Yield (a)	Principal Amount	Value
United Overseas Bank Ltd.
10/8/13 to 12/5/13	0.17 to 0.22%	$ 85,594,000	$ 85,586,164
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,632,461,477)			1,632,461,477
Asset Backed Commercial Paper (c) - 8.2%

Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

10/25/13	0.20	25,000,000	24,996,667
12/17/13	0.20	12,000,000	11,994,867
12/19/13	0.19	100,000,000	99,958,306
12/20/13	0.19	25,000,000	24,989,444
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
11/18/13	0.17	36,000,000	35,991,840
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
12/17/13	0.23	25,000,000	24,987,701
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
10/9/13	0.21	45,000,000	44,997,900
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $267,916,725)			267,916,725
Other Commercial Paper (c) - 5.5%

BPCE SA
11/6/13 to 11/12/13	0.20	19,000,000	18,995,867
Credit Suisse
12/5/13	0.28 (b)	24,000,000	24,000,000
Nordea Bank AB Publ Iam Commercial Pap
1/3/14	0.18	44,420,000	44,399,703
PNC Bank NA
4/17/14	0.27	4,000,000	4,000,000
The Coca-Cola Co.
1/22/14 to 5/9/14	0.19 to 0.20	76,000,000	75,933,476
Toyota Motor Credit Corp.
3/13/14	0.21 (b)	11,000,000	11,000,000
TOTAL OTHER COMMERCIAL PAPER (Cost $178,329,046)			178,329,046
Treasury Debt - 10.0%

U.S. Treasury Obligations - 10.0%
U.S. Treasury Bills
12/26/13	0.11	50,000,000	49,987,458
U.S. Treasury Notes
11/15/13 to 9/15/14	0.09 to 0.21	276,000,000	276,790,932
Treasury Debt - continued
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - continued
TOTAL TREASURY DEBT (Cost $326,778,390)			$ 326,778,390
Variable Rate Demand Note - 8.1%

North Carolina - 8.1%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
10/7/13	0.06% (b)	$ 22,300,000	22,300,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Bank of America NA), VRDN
10/7/13	0.09 (b)	26,230,000	26,230,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
10/7/13	0.06 (b)	81,500,000	81,500,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, LOC TD Banknorth, NA, VRDN
10/7/13	0.07 (b)	12,220,000	12,220,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series B, LOC U.S. Bank NA, Cincinnati, VRDN
10/1/13	0.07 (b)	2,100,000	2,100,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, LOC Rabobank Nederland New York Branch, VRDN
10/7/13	0.07 (b)	4,020,000	4,020,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, LOC Branch Banking & Trust Co., VRDN
10/7/13	0.08 (b)	6,700,000	6,700,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2006, LOC U.S. Bank NA, Cincinnati, VRDN
10/7/13	0.06 (b)	15,575,000	15,575,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Series 2003 C, LOC TD Banknorth, NA, VRDN
10/7/13	0.06 (b)	4,960,000	4,960,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, LOC Wells Fargo Bank NA, VRDN
10/7/13	0.07 (b)	59,200,000	59,200,000
Orange Wtr. & Swr. Auth. Series 2004 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
10/7/13	0.06 (b)	7,000,000	7,000,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, LOC U.S. Bank NA, Cincinnati, VRDN
10/7/13	0.07 (b)	7,965,000	7,965,000
Wake County Gen. Oblig. Series 2003 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
10/7/13	0.06 (b)	6,000,000	6,000,000
Wake County Gen. Oblig. Series 2003 C, (Liquidity Facility Wells Fargo Bank NA), VRDN

10/7/13	0.06 (b)	4,300,000	4,300,000
10/7/13	0.06 (b)	6,400,000	6,400,000

	Yield (a)	Principal Amount	Value
TOTAL VARIABLE RATE DEMAND NOTE (Cost $266,470,000)			$ 266,470,000
Government Agency Debt - 13.0%

Federal Agencies - 13.0%
Fannie Mae
12/26/13 to 1/20/15	0.14 to 0.19% (b)	$ 59,000,000	58,997,401
Federal Home Loan Bank
10/17/13 to 6/25/14	0.08 to 0.21 (b)	206,000,000	205,992,612
Freddie Mac
12/30/13 to 7/17/15	0.14 to 0.18 (b)	162,000,000	161,982,976
TOTAL GOVERNMENT AGENCY DEBT (Cost $426,972,989)			426,972,989
Treasury Repurchase Agreement - 5.3%
	Maturity Amount
In a joint trading account at 0.05% dated 9/30/13 due 10/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $171,913,000)	$ 171,913,250		171,913,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,270,841,627)			3,270,841,627
NET OTHER ASSETS (LIABILITIES) - 0.0%			800,458
NET ASSETS - 100%		$ 3,271,642,085
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

Repurchase Agreement / Counterparty	Value
$171,913,000 due 10/01/13 at 0.05%
Barclays Capital, Inc.	$ 41,755,654
Credit Suisse Securities (USA) LLC	130,157,346
$ 171,913,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2013, the cost of investment securities for income tax purposes was $3,270,841,627.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

September 30, 2013

1.807741.109

NCT-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 101.4%
	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC:
0.34% 3/3/14	$ 10,000,000	$ 9,986,525
0.38% 3/11/14	9,000,000	8,986,797
0.4% 10/11/13	1,750,000	1,749,939
0.4% 12/5/13	18,000,000	17,993,597
0.4% 12/5/13	20,000,000	19,992,886
ASB Finance Ltd. (London) yankee 0.23% 2/21/14	3,500,000	3,496,248
Bank of Nova Scotia yankee:
0.27% 12/27/13	40,000,000	39,982,824
0.27% 12/27/13	30,000,000	29,987,118
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
0.35% 12/4/13	40,000,000	39,988,468
0.38% 11/1/13	10,000,000	9,998,670
0.46% 2/14/14	20,000,000	19,983,814
BNP Paribas Finance, Inc. yankee:
0.355% 2/7/14	40,000,000	39,961,000
0.49% 3/7/14	28,000,000	27,960,554
BPCE SA yankee 0.34% 11/1/13	9,500,000	9,498,641
Commonwealth Bank of Australia:
yankee 0.23% 10/11/13	25,000,000	24,999,810
0.2939% 3/28/14 (a)	3,000,000	3,000,876
Credit Agricole North America yankee:
0.3% 11/18/13	5,000,000	4,998,827
0.42% 11/1/13	10,000,000	9,998,569
0.45% 3/4/14	40,000,000	39,945,404
0.49% 6/24/14	8,000,000	7,972,350
0.5% 1/27/14	2,550,000	2,547,901
Credit Suisse yankee:
0.35% 2/3/14	20,000,000	19,983,620
0.35% 2/7/14	25,000,000	24,978,635
DBS Bank Ltd. (Singapore):
0.24% 10/4/13	1,048,000	1,047,995
0.255% 12/12/13	35,000,000	34,989,024
0.255% 12/12/13	6,000,000	5,998,118
0.26% 12/2/13	25,000,000	24,993,395
Deutsche Bank Financial LLC yankee 0.37% 2/26/14	5,160,000	5,154,269
DNB Bank ASA yankee:
0.2% 12/23/13	5,000,000	4,997,877
0.235% 12/9/13	34,000,000	33,989,181
0.24% 10/1/13	10,000,000	9,999,989
ING U.S. Funding LLC yankee:
0.22% 11/1/13	14,500,000	14,497,925
0.22% 11/13/13	10,000,000	9,997,934
0.34% 1/14/14	5,000,000	4,996,599
0.34% 3/14/14	20,000,000	19,969,750
JPMorgan Chase & Co.:
0.31% 12/19/13	30,000,000	29,990,688
0.31% 12/20/13	10,000,000	9,996,850
0.32% 10/2/13	23,400,000	23,399,974

	Principal Amount	Value
Landesbank Hessen-Thuringen yankee:
0.36% 2/10/14	$ 15,000,000	$ 14,984,705
0.37% 2/3/14	50,000,000	49,954,150
Lloyds TSB Bank PLC yankee:
0.31% 2/27/14	15,000,000	14,980,625
0.34% 10/1/13	20,000,000	19,999,944
0.42% 6/24/14	32,000,000	31,889,402
Mitsubishi UFJ Trust & Banking Corp. yankee 0.27% 11/29/13	60,000,000	59,981,996
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.29% 1/14/14	10,000,000	9,993,198
0.31% 1/29/14	20,000,000	19,983,060
0.38% 11/1/13	25,000,000	24,996,363
0.4% 1/15/14	3,600,000	3,597,507
Nationwide Building Society yankee:
0.24% 12/23/13	13,000,000	12,992,720
0.25% 12/6/13	10,000,000	9,995,527
0.31% 2/11/14	30,000,000	29,968,956
0.38% 10/4/13	15,000,000	14,999,784
Northern Pines Funding LLC:
0.35% 11/14/13 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	12,000,000	11,997,450
0.36% 11/4/13 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	50,000,000	49,992,075
Skandinaviska Enskilda Banken AB yankee:
0.25% 10/16/13	7,000,000	6,999,807
0.28% 3/10/14	12,000,000	11,985,779
0.29% 11/7/13	18,000,000	17,998,081
0.29% 1/3/14	15,000,000	14,992,730
0.29% 1/3/14	6,000,000	5,997,092
0.3% 11/26/13	5,000,000	4,998,987
0.3% 1/17/14	4,000,000	3,997,671
Societe Generale North America, Inc. yankee:
0.26% 10/8/13	25,000,000	24,999,720
0.3% 1/31/14	10,000,000	9,991,253
0.43% 11/4/13	20,000,000	19,998,062
Sumitomo Mitsui Banking Corp. yankee:
0.26% 11/6/13	40,000,000	39,992,396
0.26% 12/16/13	20,000,000	19,991,402
Svenska Handelsbanken, Inc. yankee:
0.22% 12/20/13	2,800,000	2,798,929
0.23% 11/1/13	4,000,000	3,999,463
0.24% 11/1/13	40,000,000	39,994,632
Commercial Paper - continued
	Principal Amount	Value
Svenska Handelsbanken, Inc. yankee: - continued
0.25% 10/2/13	$ 6,750,000	$ 6,749,974
Swedbank AB yankee:
0.22% 11/6/13	10,000,000	9,998,407
0.22% 11/6/13	22,000,000	21,996,495
0.24% 11/18/13	1,000,000	999,779
0.28% 12/2/13	3,000,000	2,999,108
0.285% 12/10/13	23,000,000	22,992,304
UBS Finance, Inc. yankee:
0.355% 2/7/14	20,000,000	19,986,038
0.36% 1/24/14	45,000,000	44,974,238
United Overseas Bank Ltd.:
0.22% 10/8/13	1,000,000	999,984
0.23% 11/5/13	35,000,000	34,995,310
TOTAL COMMERCIAL PAPER (Cost $1,427,435,614)		1,427,747,744
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 9/30/13 due 10/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $1,006,000)	$ 1,006,001	$ 1,006,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,428,441,614)		1,428,753,744
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(21,161,313)
NET ASSETS - 100%		$ 1,407,592,431
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,006,000 due 10/01/13 at 0.05%
Barclays Capital, Inc.	$ 244,346
Credit Suisse Securities (USA) LLC	761,654
$ 1,006,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $1,428,441,614. Net unrealized appreciation aggregated $312,130, of which $324,261 related to appreciated investment securities and $12,131 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Chief Executive Officer and the Treasurer and Chief Financial Officer have concluded that the The North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Carolina Capital Management Trust

By:	/s/Kimberley H. Monasterio
Kimberley H. Monasterio
President and Chief Executive Officer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley H. Monasterio
Kimberley H. Monasterio
President and Chief Executive Officer

Date:	November 29, 2013
By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Chief Financial Officer

Date:	November 29, 2013